UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ];     Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sector Omega ASA
Address:  Filipstad Brygge 2, P.O. Box 1994 Vika
          Oslo, Norway 0125

Form 13F File Number:     28-13611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Hilde Finskud Granmo
Title:     Risk and Fund Controller
Phone:     +47 230 12906

Signature, Place and Date of Signing:

/s/ Hilde Finskud Granmo     Oslo, Norway         November 14, 2011

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                                 0

Form 13F Information Table Entry Total                            27

Form 13F Information Table Value Total:          $16,158 (thousands)

List of Other Included Managers: None
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
Column 1                Column 2       Column 3   Column 4              Column 5        Column 6    Column 7         Column 8
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                                                                                                                     Voting
                                                                                                                     Authority
                                                             Shares or
                        Title of                  Value      Principal            PUT/  Investment  Other
Name of Issuer          Class          Cusip      (x$1,000)  Amount     SH/PRN    CALL  Discretion  Managers  Sole   Shared     None
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP        COM            30231G102      1097       15100  SH              SOLE        NONE      15100
PIONEER NAT RES CO      COM            723787107       927       14100  SH              SOLE        NONE      14100
NATIONAL-OILWELL INC    COM            637071101       879       17167  SH              SOLE        NONE      17167
HALLIBURTON CO          COM            406216101       831       27244  SH              SOLE        NONE      27244
BAKER HUGHES INC        COM            057224107       829       17966  SH              SOLE        NONE      17966
TOTAL S A               SPONSORED ADR  89151E109       829       18900  SH              SOLE        NONE      18900
FMC TECHNOLOGIES INC    COM            30249U101       812       21600  SH              SOLE        NONE      21600
TRANSOCEAN INC          COM            H8817H100       775       16240  SH              SOLE        NONE      16240
WHITING PETE CORP NEW   COM            966387102       744       21200  SH              SOLE        NONE      21200
PLAINS EXPL& PRODTN CO  COM            726505100       734       32300  SH              SOLE        NONE      32300
BRIGHAM EXPLORATION CO  COM            109178103       705       27900  SH              SOLE        NONE      27900
SCHLUMBERGER LTD        COM            806857108       681       11400  SH              SOLE        NONE      11400
COBALT INTERNATIONAL
ENERGY IN               COM            19075F106       665       86200  SH              SOLE        NONE      86200
CHESAPEAKE ENERGY CORP  COM            165167107       659       25800  SH              SOLE        NONE      25800
CARRIZO OIL & CO INC    COM            144577103       483       22400  SH              SOLE        NONE      22400
KBR INC                 COM            48242W106       466       19723  SH              SOLE        NONE      19723
SHAW GROUP INC          COM            820280105       460       21163  SH              SOLE        NONE      21163
FOREST OIL CORP         COM            346091705       454       31500  SH              SOLE        NONE      31500
SANDRIDGE ENERGY INC    COM            80007P107       443       79600  SH              SOLE        NONE      79600
MARATHON PETE CORP      COM            56585A102       436       16125  SH              SOLE        NONE      16125
VALERO ENERGY CORP NEW  COM            91913Y100       402       22623  SH              SOLE        NONE      22623
CHICAGO BRIDGE & IRON
CO N V                  COM            167250109       377       13173  SH              SOLE        NONE      13173
FOSTER WHEELER AG       COM            H2717804        369       20731  SH              SOLE        NONE      20731
HOLLY CORP              COM            436106108       353       13477  SH              SOLE        NONE      13477
WESTERN REFNG INC       COM            959319104       283       22709  SH              SOLE        NONE      22709
TESORO CORP             COM            881609101       259       13284  SH              SOLE        NONE      13284
NEWFIELD EXPL CO        COM            651290108       206        5200  SH              SOLE        NONE       5200
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